OTHER LIABILITIES - OTHER	12 Months Ended
Dec. 31, 2013
OTHER LIABILITIES - OTHER	NOTE 20. OTHER LIABILITIES - OTHER Other liabilities consist of the following:

	December 31
(in US$ thousands)	2012	2013
Deferred tax liabilities (Note 25)	$561	$—
Other	12	11

	$573	$11